LEASE - Total leases - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease liabilities, current	$ 21,327	$ 20,204
Operating lease liabilities, noncurrent	271,849	116,846
Total operating lease liabilities	293,176	137,050
Finance lease liabilities, current	$ 54,287	$ 88,180
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance lease liabilities, noncurrent	$ 132,106	$ 71,651
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total Finance lease liabilities	$ 186,393	$ 159,831
Short-term	75,614
Long-term	403,955
Total lease liabilities	$ 479,569